As filed with the Securities and Exchange Commission on December 17, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: May 1, 2015 – October 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

MONONGAHELA ALL CAP VALUE FUND

Semi-Annual Report
October 31, 2015
(Unaudited)

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2015

Dear Shareholder,

We are pleased to offer this semi-annual report for the Monongahela All Cap Value Fund (the “Fund”) for the time period from May 1, 2015 to October 31, 2015. For this time period, the Fund was down 4.53%, the S&P 500 Index (the “S&P 500”) was up 0.77%, and the Russell 2000 Value Index was down 4.83%.

On November 21st, Richard Russell, publisher of the Dow Theory Letters, died at the age of 91. He began publishing the Dow Theory Letters in 1958 and never missed an issue, penning his last column on November 16th. The Dow Theory utilizes technical analysis to predict primary movements in the market.

While we are deep value investors at our core, we have great respect for the discipline of technical analysis, a trade that Russell plied throughout his career. It is interesting to note that in his last publication, in the Q&A section, Russell was asked, “What’s the best action you can look for in a stock?” He answered, “A long record of increasing dividends.”

Dividends

As a value manager, identifying discounted value and searching for yield is paramount. In poring over the decimated industrial sector, we found a safe harbor stock trading at a discount to intrinsic value. Emerson Electric is a 125 year-old engineering solution company whose stock has declined 20% this year. Emerson has increased its dividend for fifty-eight consecutive years and the current yield is approximately 4%. Primary business segments of Emerson are process management, industrial automation, network power and climate technologies. The company has sales of approximately $24 billion, 115,000 employees and has a manufacturing or sales presence in 150 countries. While the current industrial environment for Emerson’s end markets is soft, the market often exaggerates trends and is assuming a structural decline in their markets.

Notable Activity

In addition to great industrial companies like Emerson that have been tossed in the discount bin, we were able to add to core value positions like Airgas, SanDisk, United Technologies, Value Line, Coca-Cola, and Cubic in the last six month period.

A number of companies in the health care industry moved well above our intrinsic value targets; these included Edwards Lifesciences, Eli Lilly and Walgreens Boots Alliance. While these are high quality companies, the discipline of value investing mandates that we sell when the equities reach significant premiums. The gain on Edwards Lifesciences was 95%; the gain on Eli Lilly was 59%; and the gain on Walgreens was 50%.

As the year evolved and the longer term outlook for retail began to change, we decided to sell both Ralph Lauren and Lands’ End. We had a small gain on Lands’ End and a 22.5% loss on Ralph Lauren. We also sold Mosaic Company, a phosphate and potash fertilizer company, for a loss of 18%.

August 24th Turbulence

Extreme turbulence on August 24, 2015 provided an opportunity to add value at significant discounts. Being a value manager requires great patience and on August 24th we were rewarded. Within minutes of the opening bell, the Dow Jones Industrial Average fell over 1,000 points. The seeds of the decline were planted the night before as the Asian markets suffered a significant decline. When the markets opened at 9:30 AM, there was extreme dislocation with minimum liquidity and over 1,200 trading halts (many of them ETFs).

As an example of the opportunities present that morning, we were able to add Microsoft at $40.59 and by the end of October, Microsoft was trading at $52.64. Coca-Cola was purchased at approximately $37 and closed at $42.35 on October 30th. Both blue chip companies had a dividend yield over 3.5% at the price purchased on August 24th. One of the strengths of value investing is having the discipline and patience to wait until the value appears below intrinsic

1

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2015

value. Buying great companies at a discount to their intrinsicvalue with above market yields allows a certain comfort level in the turbulent times.

While we underperformed the S&P 500 for the six month period, we know that the nature of value investing entails holding securities that may remain out of favor for long periods of time. That said, we are very comfortable with the portfolio we have constructed and look forward to eventual market recognition of those values. Some of that recognition occurred with two recently announced buyouts. On October 21st, Western Digital announced an offer to buy SanDisk at more than a 40% premium to where
SanDisk was trading on October 1st. In November, the French company Air Liquide agreed to buy Airgas for $143 per share in cash, a 50% premium to Airgas’s one month average share price.1

Opportunities to buy blue chip companies at significant discounts are rare. Warren Buffett once quipped “The best thing that happens to us is when a great company gets into temporary trouble … we want to buy them when they’re on the operating table.” We look forward to finding long term value in today’s challenging investment landscape.

Mark Rodgers                                           Michael C. Rodgers
Co-Manager                                              Co-Manager

1 Please see page 4 of the Semi-Annual Report for details of the fund’s holdings.

2

MONONGAHELA ALL CAP VALUE FUND
PERFORMANCE CHART AND ANALYSIS
OCTOBER 31, 2015

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Monongahela All Cap Value Fund (the “Fund”) compared with the performance of the benchmark, the S&P 500 Index (the “S&P 500”), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the S&P 500 includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. The Fund is professionally managed while the S&P 500 is unmanaged and is not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 392-9331. As stated in the Fund's prospectus, the annual operating expense ratio (gross) is 7.76%. However, the Fund's adviser has agreed to contractually waive a portion of its fees and to reimburse certain expenses to limit total operating expenses to 0.85% (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses), through September 1, 2016. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 60 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

3

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2015

Shares	Security Description	Value
Common Stock - 92.2%
Consumer Discretionary - 5.5%
5,000	Coach, Inc.	$156,000
10,000	El Pollo Loco Holdings, Inc. (a)	114,800
		270,800
Consumer Staples - 19.1%
3,750	Alico, Inc.	160,087
20,000	Avon Products, Inc.	80,600
1,700	Campbell Soup Co.	86,343
2,500	ConAgra Foods, Inc.	101,375
700	Dr. Pepper Snapple Group, Inc.	62,559
1,200	Mead Johnson Nutrition Co.	98,400
1,500	The Coca-Cola Co.	63,525
1,500	The Procter & Gamble Co.	114,570
2,500	Unilever PLC, ADR	111,125
2,000	Whole Foods Market, Inc.	59,920
		938,504
Energy - 3.9%
1,500	Chevron Corp.	136,320
1,700	ONEOK, Inc.	57,664
		193,984
Financials - 8.6%
2,000	American Express Co.	146,520
5,000	Federated Investors, Inc., Class B	153,650
3,000	Old Republic International Corp.	54,120
4,297	Value Line, Inc.	69,139
		423,429
Health Care - 14.2%
5,000	Baxalta, Inc.	172,300
3,000	Baxter International, Inc.	112,170
5,000	Halyard Health, Inc. (a)	148,400
500	Johnson & Johnson	50,515
500	Neogen Corp. (a)	27,025
4,000	Osiris Therapeutics, Inc. (a)	68,120
900	Teleflex, Inc.	119,700
		698,230
Industrials - 15.6%
1,500	CH Robinson Worldwide, Inc.	104,070
2,700	Cubic Corp.	121,095
5,000	Douglas Dynamics, Inc.	109,700
2,500	Emerson Electric Co.	118,075
1,500	General Electric Co.	43,380
5,000	Harsco Corp.	53,650
2,700	MSA Safety, Inc.	117,396
1,000	United Technologies Corp.	98,410
		765,776
Materials - 7.8%
1,500	Airgas, Inc.	144,240
10,000	Allegheny Technologies, Inc.	147,000
3,500	Ampco-Pittsburgh Corp.	40,565
6,000	Universal Stainless & Alloy Products, Inc. (a)	52,200
		384,005
Technology - 15.7%
500	ANSYS, Inc. (a)	47,655
2,500	Badger Meter, Inc.	151,450
12,000	II-VI, Inc. (a)	217,440
1,000	Microsoft Corp.	52,640
3,000	NetScout Systems, Inc. (a)	107,610
2,000	SanDisk Corp.	154,000
16,000	Schmitt Industries, Inc. (a)	42,720
		773,515
Utilities - 1.8%
1,700	National Fuel Gas Co.	89,301
Total Common Stock (Cost $4,507,975)		4,537,544
Money Market Fund - 7.2%
356,536	Dreyfus Treasury Prime Cash Management, 0.00% (b) (cost $356,536)	356,536
Total Investments - 99.4% Cost ($4,864,511)*		$4,894,080
Other Assets and Liabilities, Net - 0.6%		29,275
Net Assets - 100.0%		$4,923,355

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of October 31, 2015

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$339,939
Gross Unrealized Depreciation	(310,370)
Net Unrealized Appreciation	$29,569

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$4,537,544
Level 2 - Other Significant Observable Inputs	356,536
Level 3 - Significant Unobservable Inputs	-
Total	$4,894,080

The Level 1 value displayed in this table is Common Stock.  The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended October 31, 2015.

See Notes to Financial Statements	4

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2015

PORTFOLIO HOLDINGS
% of Net Assets
Consumer Discretionary	5.5%
Consumer Staples	19.1%
Energy	3.9%
Financials	8.6%
Health Care	14.2%
Industrials	15.6%
Materials	7.8%
Technology	15.7%
Utilities	1.8%
Money Market Fund	7.2%
Other Assets & Liabilities, Net	0.6%
100.0%

See Notes to Financial Statements	5

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2015

ASSETS
Total investments, at value (Cost $4,864,511)	$4,894,080
Receivables:
Investment securities sold	45,315
Dividends	6,366
Adviser	From investment adviser	11,011
Prepaid expenses	3,182
Total Assets	4,959,954

LIABILITIES
Payables:
Investment securities purchased	13,965
Accrued Liabilities:
Fund services fees	8,236
Other expenses	14,398
Total Liabilities	36,599

NET ASSETS	$4,923,355

COMPONENTS OF NET ASSETS
Paid-in capital	$4,816,601
Undistributed net investment income	37,928
Accumulated net realized gain	39,257
Net unrealized appreciation	29,569
NET ASSETS	$4,923,355
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	440,363
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$11.18
*	Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements	6

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 2015

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $501)	$48,340
Total Investment Income	48,340
Adviser
EXPENSES
Investment adviser fees	17,272
Fund services fees	86,104
Custodian fees	2,607
Registration fees	3,019
Professional fees	18,439
Trustees' fees and expenses	177
Miscellaneous expenses	7,704
Total Expenses	135,322
Fees waived and expenses reimbursed	(115,746)
Net Expenses	19,576

NET INVESTMENT INCOME	28,764

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	46,625
Net change in unrealized appreciation (depreciation) on investments	(284,535)
NET REALIZED AND UNREALIZED LOSS	(237,910)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(209,146)

See Notes to Financial Statements	7

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

April 30, 2015	#	42308 #	#	42124
		For the Six Months Ended October 31, 2015		For the Year Ended April 30, 2015
OPERATIONS
Net investment income		$28,764		$23,016
Net realized gain (loss)		46,625		(7,072)
Net change in unrealized appreciation (depreciation)		(284,535)		173,796
Increase (Decrease) in Net Assets Resulting from Operations		(209,146)		189,740

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income		-		(20,387)
Net realized gain		-		(40,281)
Total Distributions to Shareholders		-		(60,668)

CAPITAL SHARE TRANSACTIONS
Sale of shares		937,847		1,606,250
Reinvestment of distributions		-		60,637
Redemption of shares		(29,268)		(50,570)
Increase in Net Assets from Capital Share Transactions		908,579		1,616,317
Increase in Net Assets		699,433		1,745,389

NET ASSETS
Beginning of Period		4,223,922		2,478,533
End of Period (Including line (a))		$4,923,355		$4,223,922

SHARE TRANSACTIONS
Sale of shares		82,252		139,583
Reinvestment of distributions		-		5,325
Redemption of shares		(2,712)		(4,323)
Increase in Shares		79,540		140,585

(a) Undistributed net investment income		$37,928		$9,164

See Notes to Financial Statements	8

MONONGAHELA ALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended October 31, 2015	For the Year Ended April 30, 2015		July 1, 2013 (a) through April 30, 2014
NET ASSET VALUE, Beginning of Period	$11.71		$11.25	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.07		0.08	0.06
Net realized and unrealized gain (loss)	(0.60)		0.59	1.36
Total from Investment Operations	(0.53)		0.67	1.42
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		(0.07)	(0.03)
Net realized gain	—		(0.14)	(0.14)
Total Distributions to Shareholders	—		(0.21)	(0.17)
REDEMPTION FEES (b)	—		—	—	(c)
NET ASSET VALUE, End of Period	$11.18		$11.71	$11.25
TOTAL RETURN	(4.53	)%(d)	6.01%	14.29	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$4,923		$4,224	$2,479
Ratios to Average Net Assets:
Net investment income	1.25	%(e)	0.71%	0.64	%(e)
Net expenses	0.85	%(e)	0.85%	0.85	%(e)
Gross expenses (f)	5.89	%(e)	7.76%	14.84	%(e)
PORTFOLIO TURNOVER RATE	34	%(d)	71%	32	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements	9

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2015

Note 1. Organization

The Monongahela All Cap Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on July 1, 2013. The Fund seeks total return through long-term capital appreciation and income.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

10

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2015

The aggregate value by input level, as of October 31, 2015, for the Fund’s investments is included in the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of October 31, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – Rodgers Brothers, Inc. d/b/a Monongahela Capital Management (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution (12b-1) services. The Adviser compensates the Distributor directly for its services.

11

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2015

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $50,000 for service to the Trust ($66,000 for the Chairman), and the Audit Committee Chairman and Vice Chairman receive an additional $6,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses through September 1, 2016, to limit annual operating expenses to 0.85% (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses). Other Fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may be changed or eliminated at any time with the consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the period ended October 31, 2015, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$17,272	$54,155	$44,319	$115,746

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended October 31, 2015, were $2,467,516 and $1,437,592, respectively.

Note 6. Federal Income Tax

As of April 30, 2015, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$9,164
Capital and Other Losses	(1,495)
Unrealized Appreciation	308,231
Total	$315,900

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The Fund has $1,495 of available short-term capital loss carryforwards that have no expiration date.

Note 7. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

12

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2015

Note 8. Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2015-07 (“ASU 2015-07”) eliminating the requirement for investments measured at net asset value to be categorized within the fair value hierarchy under GAAP and requiring the disclosure of sufficient information to reconcile the fair value of the remaining assets categorized within the fair value hierarchy to the financial statements. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of ASU 2015-07 will not have a material impact on the financial statements.

13

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2015

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 392-9331 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 392-9331 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015, through October 31, 2015.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	May 1, 2015	October 31, 2015	Period*	Ratio*
Actual	$1,000.00	$954.74	$4.18	0.85%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.86	$4.32	0.85%

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

14

MONONGAHELA ALL CAP VALUE FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 392-9331 (toll free)
mcmvalue.ta@atlanticfundservices.com

www.Moncapfund.com

INVESTMENT ADVISER
Monongahela Capital Management
223 Mercer Street
Harmony, PA 16037

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

211-SAR-1015

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Not applicable).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By	/s/ Jessica Chase
         Jessica Chase, Principal Executive Officer

Date	December 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
         Jessica Chase, Principal Executive Officer

Date	December 14, 2015

By	/s/ Karen Shaw
          Karen Shaw, Principal Financial Officer

Date	December 14, 2015